Other current assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Other current assets
22. Other current assets

(Euro thousands)	At December 31,
	2023	2022
Tax recoverable	7,078	10,164
Advances and payments on account to vendors	4,486	7,238
Prepaid expenses	5,374	6,205
Other receivable of royalties	4,147	751
Deposits of rental, utility and other	1,859	2,055
Other	2,706	4,054

Total other current assets	25,650	30,467